John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 6/30/2023

Fund’s investments
As of 6-30-23 (unaudited)
	Shares	Value
Common stocks 99.0%		$1,049,471,332
(Cost $876,779,245)
Communication services 1.7%		17,558,667
Diversified telecommunication services 1.0%
Cellnex Telecom SA (A)(B)	132,439	5,351,049
JTOWER, Inc. (B)(C)	30,900	1,485,653
Nippon Telegraph & Telephone Corp.	3,260,425	3,858,081
Wireless telecommunication services 0.7%
KDDI Corp.	116,900	3,610,237
SK Telecom Company, Ltd.	91,948	3,253,647
Consumer discretionary 2.2%		22,931,435
Hotels, restaurants and leisure 1.4%
Hyatt Hotels Corp., Class A	42,971	4,923,617
Mandarin Oriental International, Ltd. (B)	540,333	892,957
Minor International PCL	1,308,200	1,266,779
Oriental Land Company, Ltd.	69,080	2,693,152
Whitbread PLC	37,016	1,593,416
Wynn Resorts, Ltd.	30,047	3,173,264
Household durables 0.8%
Kaufman & Broad SA	49,628	1,467,634
Lennar Corp., A Shares	12,880	1,613,993
Sekisui House, Ltd.	132,200	2,670,387
Sumitomo Forestry Company, Ltd.	28,100	682,534
Taylor Wimpey PLC	359,933	470,215
The Berkeley Group Holdings PLC	29,759	1,483,487
Energy 29.4%		311,198,995
Energy equipment and services 2.3%
Aker Solutions ASA	166,086	601,438
Baker Hughes Company	57,067	1,803,888
ChampionX Corp.	60,557	1,879,689
Enerflex, Ltd. (C)	160,359	1,091,857
Halliburton Company	156,979	5,178,737
Helmerich & Payne, Inc.	26,847	951,726
Noble Corp. PLC (B)	21,037	869,038
Patterson-UTI Energy, Inc.	126,582	1,515,187
Schlumberger, Ltd.	172,208	8,458,857
TechnipFMC PLC (B)	108,117	1,796,905
Oil, gas and consumable fuels 27.1%
Advantage Energy, Ltd. (B)	203,738	1,330,314
Aker BP ASA	98,364	2,307,758
ARC Resources, Ltd.	157,665	2,102,993
Arch Resources, Inc. (C)	6,800	766,768
BP PLC	2,398,402	13,964,431
Cameco Corp.	238,710	7,476,186
Canadian Natural Resources, Ltd.	263,135	14,793,957
Cenovus Energy, Inc.	578,826	9,830,976
Cheniere Energy, Inc.	11,695	1,781,850
Chevron Corp.	120,586	18,974,207
ConocoPhillips	127,800	13,241,358
Coterra Energy, Inc.	196,795	4,978,914
Denbury, Inc. (B)	12,092	1,043,056
Devon Energy Corp.	118,386	5,722,779
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Diamondback Energy, Inc.	33,300	$4,374,288
Enbridge, Inc. (C)	35,999	1,337,363
Energy Fuels, Inc. (B)(C)	64,855	402,911
Enerplus Corp.	186,513	2,703,189
EOG Resources, Inc.	84,412	9,660,109
EQT Corp.	168,654	6,936,739
Equinor ASA	228,576	6,655,875
Exxon Mobil Corp.	222,623	23,876,317
Galp Energia SGPS SA	255,881	2,990,205
Hess Corp.	38,283	5,204,574
Imperial Oil, Ltd.	66,424	3,398,542
Kelt Exploration, Ltd. (B)	312,164	1,317,227
Keyera Corp.	109,982	2,536,290
Marathon Petroleum Corp.	67,853	7,911,660
MEG Energy Corp. (B)	154,493	2,449,030
Neste OYJ	23,562	907,216
NexGen Energy, Ltd. (B)	524,539	2,474,707
NuVista Energy, Ltd. (B)	183,515	1,471,168
Occidental Petroleum Corp.	89,739	5,276,653
PDC Energy, Inc.	12,576	894,657
Pembina Pipeline Corp.	149,290	4,693,662
Phillips 66	53,522	5,104,928
Pioneer Natural Resources Company	51,978	10,768,802
Shell PLC	747,473	22,298,425
Suncor Energy, Inc.	418,061	12,263,333
Targa Resources Corp.	48,091	3,659,725
TC Energy Corp.	93,194	3,766,452
The Williams Companies, Inc.	229,239	7,480,069
Tidewater Midstream and Infrastructure, Ltd. (C)	414,666	292,669
Topaz Energy Corp.	54,765	852,842
TotalEnergies SE	176,314	10,121,266
Tourmaline Oil Corp.	83,362	3,927,878
Valero Energy Corp.	74,043	8,685,244
Woodside Energy Group, Ltd., ADR (C)	88,060	2,042,111
Financials 0.3%		3,577,090
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,490	3,577,090
Health care 0.4%		4,603,488
Health care providers and services 0.4%
HCA Healthcare, Inc.	15,169	4,603,488
Industrials 2.0%		20,746,063
Commercial services and supplies 0.1%
Aker Carbon Capture ASA (B)	122,567	160,870
Park24 Company, Ltd. (B)	48,700	661,942
Construction and engineering 0.8%
Vinci SA	39,662	4,608,553
WillScot Mobile Mini Holdings Corp. (B)	72,072	3,444,321
Electrical equipment 0.4%
Plug Power, Inc. (B)(C)	23,816	247,448
SunPower Corp. (B)(C)	52,992	519,322
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Sunrun, Inc. (B)(C)	62,086	$1,108,856
Vestas Wind Systems A/S (B)	90,911	2,417,081
Ground transportation 0.4%
Canadian National Railway Company	30,033	3,636,833
Machinery 0.1%
Chart Industries, Inc. (B)(C)	9,030	1,442,904
Transportation infrastructure 0.2%
Shanghai International Airport Company, Ltd., Class A (B)	398,700	2,497,933
Information technology 1.2%		13,249,173
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	10,104	1,126,091
IT services 0.1%
NEXTDC, Ltd. (B)	189,273	1,596,099
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	8,646	1,684,327
Enphase Energy, Inc. (B)	9,110	1,525,743
First Solar, Inc. (B)	6,651	1,264,289
ON Semiconductor Corp. (B)	19,126	1,808,937
Power Integrations, Inc.	15,377	1,455,741
SolarEdge Technologies, Inc. (B)	6,715	1,806,671
Wolfspeed, Inc. (B)(C)	17,652	981,275
Materials 19.9%		211,435,235
Chemicals 0.6%
Air Liquide SA	4,037	723,978
Albemarle Corp.	5,191	1,158,060
Dow, Inc.	10,860	578,404
DuPont de Nemours, Inc.	10,690	763,694
LyondellBasell Industries NV, Class A	8,250	757,598
NanoXplore, Inc. (B)(C)	174,300	426,293
Nutrien, Ltd.	21,135	1,247,759
Nutrien, Ltd. (New York Stock Exchange)	7,975	470,924
Containers and packaging 0.1%
Smurfit Kappa Group PLC	37,000	1,238,244
Metals and mining 18.7%
Agnico Eagle Mines, Ltd.	216,213	10,796,369
Agnico Eagle Mines, Ltd. (New York Stock Exchange) (C)	14,563	727,859
Alcoa Corp.	128,446	4,358,173
Allkem, Ltd. (B)	30,000	322,622
Altius Minerals Corp.	42,876	708,801
Anglo American PLC	54,797	1,560,266
AngloGold Ashanti, Ltd., ADR	35,564	750,045
Antofagasta PLC	3,782	70,332
Artemis Gold, Inc. (B)(C)	271,854	976,807
Aya Gold & Silver, Inc. (B)(C)	108,347	694,370
B2Gold Corp.	304,659	1,085,481
Barrick Gold Corp.	549,733	9,299,503
BHP Group, Ltd., ADR (C)	292,525	17,454,967
Boliden AB	33,398	967,813
Bravo Mining Corp. (B)(C)	75,000	227,024
Calibre Mining Corp. (B)	260,000	272,806
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Canada Nickel Company, Inc. (B)	825,000	$778,449
Capstone Copper Corp. (B)	1,210,667	5,492,439
Champion Iron, Ltd. (C)	834,591	3,357,894
Constellium SE (B)	136,200	2,342,640
Endeavour Mining PLC	191,778	4,596,302
ERO Copper Corp. (B)	241,282	4,881,191
Filo Corp. (B)(C)	40,000	779,317
First Quantum Minerals, Ltd.	323,545	7,654,199
Foran Mining Corp. (B)(C)	200,000	531,421
Franco-Nevada Corp.	26,380	3,759,810
Freeport-McMoRan, Inc.	559,537	22,381,480
Glencore PLC	175,299	993,927
Global Atomic Corp. (B)	131,500	295,807
Gold Fields, Ltd., ADR	106,194	1,468,663
Hudbay Minerals, Inc. (C)	699,612	3,353,489
IGO, Ltd.	195,000	1,990,326
Iluka Resources, Ltd.	113,100	842,151
Ivanhoe Electric, Inc. (B)(C)	113,250	1,476,780
Ivanhoe Mines, Ltd., Class A (B)(C)	589,735	5,386,521
K92 Mining, Inc. (B)	221,520	961,495
Karora Resources, Inc. (B)(C)	790,845	2,417,756
Kinross Gold Corp.	736,844	3,515,270
Lithium Americas Corp. (B)(C)	44,400	898,557
Lucara Diamond Corp. (B)	460,070	159,753
Lundin Gold, Inc.	78,797	942,768
Lundin Mining Corp. (C)	418,069	3,275,755
MAG Silver Corp. (B)(C)	60,275	671,112
Marathon Gold Corp. (B)(C)	758,305	463,655
Nevada Copper Corp. (B)(C)	265,550	44,100
Newcrest Mining, Ltd.	24,643	439,593
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,513	98,171
Newmont Corp.	163,880	6,991,121
Nickel 28 Capital Corp. (B)	356,691	315,024
Norsk Hydro ASA	405,464	2,417,077
Nouveau Monde Graphite, Inc. (B)(C)	95,617	290,676
Nucor Corp.	5,056	829,083
OceanaGold Corp.	342,106	674,011
Osisko Mining, Inc. (B)(C)	323,734	786,883
Pan American Silver Corp.	158,066	2,302,830
Pan American Silver Corp., CVR (B)	83,300	42,491
Piedmont Lithium, Inc. (B)(C)	34,100	1,967,911
Rio Tinto PLC, ADR (C)	165,227	10,548,092
Sandstorm Gold, Ltd.	32,529	166,727
Seabridge Gold, Inc. (B)(C)	45,163	544,214
Sierra Rutile Holdings, Ltd. (B)	98,000	16,421
Sigma Lithium Corp. (B)(C)	38,400	1,544,406
SilverCrest Metals, Inc. (B)	168,940	989,601
Skeena Resources, Ltd. (B)(C)	343,000	1,654,478
SolGold PLC (B)(C)	2,709,000	552,127
South32, Ltd.	552,666	1,391,393
Southern Copper Corp.	5,286	379,218
SSR Mining, Inc.	119,741	1,698,383
Steel Dynamics, Inc.	4,814	524,389
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
Stornoway Diamond Corp. (B)(D)	3,062,000	$0
Talon Metals Corp. (B)	5,442,000	1,448,051
Teck Resources, Ltd., Class B	255,065	10,732,080
Torex Gold Resources, Inc. (B)	20,837	296,020
Trilogy Metals, Inc. (B)	777,952	434,561
Triple Flag Precious Metals Corp. (C)	141,306	1,947,197
U.S. Steel Corp.	7,081	177,096
Vale SA, ADR	87,952	1,180,316
Warrior Met Coal, Inc.	27,574	1,074,007
Wesdome Gold Mines, Ltd. (B)	151,889	791,118
Wheaton Precious Metals Corp.	164,801	7,126,967
Paper and forest products 0.5%
Canfor Corp. (B)	33,800	606,729
Interfor Corp. (B)	114,319	2,155,643
West Fraser Timber Company, Ltd.	34,337	2,949,911
Real estate 35.9%		380,192,311
Diversified REITs 1.4%
Empire State Realty Trust, Inc., Class A	956,834	7,166,687
Growthpoint Properties, Ltd.	797,006	493,326
Heiwa Real Estate REIT, Inc.	2,478	2,514,159
Land Securities Group PLC	208,845	1,527,050
Stockland	1,193,805	3,209,294
Health care REITs 3.2%
CareTrust REIT, Inc.	392,487	7,794,792
Ventas, Inc.	177,421	8,386,691
Welltower, Inc.	214,298	17,334,565
Hotel and resort REITs 0.8%
Japan Hotel REIT Investment Corp.	3,389	1,728,853
Ryman Hospitality Properties, Inc.	71,350	6,629,842
Industrial REITs 5.6%
EastGroup Properties, Inc.	55,970	9,716,392
Goodman Group	178,685	2,402,040
Mapletree Logistics Trust	849,900	1,022,216
Plymouth Industrial REIT, Inc.	258,904	5,959,970
Prologis Property Mexico SA de CV	405,570	1,501,251
Prologis, Inc.	315,234	38,657,143
Office REITs 0.6%
Corporate Office Properties Trust	125,468	2,979,865
Gecina SA	29,089	3,103,179
Real estate management and development 4.3%
Arealink Company, Ltd.	89,900	1,549,804
CapitaLand Investment, Ltd.	1,028,600	2,527,213
CBRE Group, Inc., Class A (B)	36,761	2,966,980
CK Asset Holdings, Ltd.	521,865	2,899,879
Colliers International Group, Inc.	12,176	1,194,852
Corp. Inmobiliaria Vesta SAB de CV	241,600	784,208
Corp. Inmobiliaria Vesta SAB de CV, ADR (B)	140,912	4,540,185
Daito Trust Construction Company, Ltd.	25,400	2,573,164
Emaar Properties PJSC	894,585	1,572,435
Hufvudstaden AB, A Shares	40,436	480,473
Mitsui Fudosan Company, Ltd.	258,027	5,142,842
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Nomura Real Estate Holdings, Inc.	120,200	$2,857,710
PSP Swiss Property AG	13,773	1,538,955
Sagax AB, B Shares	69,212	1,368,684
Sino Land Company, Ltd.	1,546,627	1,904,064
Sun Hung Kai Properties, Ltd.	252,500	3,190,239
TAG Immobilien AG (B)	225,034	2,128,051
Tokyu Fudosan Holdings Corp.	252,600	1,447,854
VGP NV	17,608	1,722,705
Wharf Real Estate Investment Company, Ltd.	620,000	3,110,763
Residential REITs 6.5%
American Homes 4 Rent, Class A	270,924	9,604,256
Apartment Income REIT Corp.	100,481	3,626,359
AvalonBay Communities, Inc.	82,410	15,597,741
Boardwalk Real Estate Investment Trust	63,546	2,983,148
Comforia Residential REIT, Inc.	1,331	3,187,096
Independence Realty Trust, Inc.	189,867	3,459,377
Sun Communities, Inc.	82,784	10,800,001
The UNITE Group PLC	81,243	899,960
UDR, Inc.	301,089	12,934,783
Veris Residential, Inc. (B)	377,133	6,052,985
Retail REITs 5.2%
Agree Realty Corp.	105,823	6,919,766
Ascencio	13,878	666,646
Brixmor Property Group, Inc.	496,567	10,924,474
Frasers Centrepoint Trust	812,400	1,319,063
Fukuoka REIT Corp.	1,119	1,288,818
Getty Realty Corp.	204,814	6,926,809
Klepierre SA	86,777	2,155,908
NewRiver REIT PLC	1,424,550	1,615,148
Phillips Edison & Company, Inc.	171,057	5,829,623
RioCan Real Estate Investment Trust	68,329	994,439
Shaftesbury Capital PLC	1,338,502	1,957,182
Simon Property Group, Inc.	62,996	7,274,778
Tanger Factory Outlet Centers, Inc.	259,267	5,722,023
Vicinity, Ltd.	1,727,096	2,126,957
Specialized REITs 8.3%
American Tower Corp.	38,586	7,483,369
CubeSmart	137,248	6,129,496
EPR Properties	84,170	3,939,156
Equinix, Inc.	35,446	27,787,537
Iron Mountain, Inc.	95,743	5,440,117
Keppel DC REIT	1,499,700	2,401,686
Life Storage, Inc.	21,587	2,870,208
National Storage REIT	637,891	1,001,323
Public Storage	59,965	17,502,584
Safestore Holdings PLC	146,046	1,580,820
VICI Properties, Inc.	367,811	11,560,300
Utilities 6.0%		63,978,875
Electric utilities 2.7%
American Electric Power Company, Inc.	37,866	3,188,317
Constellation Energy Corp.	19,525	1,787,514
Duke Energy Corp.	31,968	2,868,808
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Edison International	50,323	$3,494,932
EDP - Energias de Portugal SA	190,526	931,230
Enel SpA	491,119	3,311,341
Exelon Corp.	84,615	3,447,215
FirstEnergy Corp.	75,905	2,951,186
Iberdrola SA	280,593	3,664,217
NextEra Energy, Inc.	37,602	2,790,068
Gas utilities 0.5%
Atmos Energy Corp.	29,070	3,382,004
ENN Energy Holdings, Ltd.	154,800	1,936,253
Independent power and renewable electricity producers 1.3%
Brookfield Renewable Corp., Class A	19,299	608,304
Brookfield Renewable Partners LP	64,013	1,887,743
China Longyuan Power Group Corp., Ltd., H Shares	2,715,081	2,804,339
Orron Energy AB (B)	85,636	90,201
RWE AG	91,605	3,991,818
The AES Corp.	162,653	3,371,797
Vistra Corp.	53,779	1,411,699
Multi-utilities 1.2%
Engie SA	264,125	4,398,463
National Grid PLC	276,338	3,663,799
Public Service Enterprise Group, Inc.	25,401	1,590,357
Sempra Energy	24,655	3,589,521
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	238,500	2,817,749
Rights 0.0%		$213,534

(Cost $213,534)
Shell PLC (B)(E)	742,727	213,534
Warrants 0.1%		$609,510
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,332	609,510

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.0%				$42,440,496
(Cost $42,430,175)
U.S. Government Agency 0.0%				220,000
Federal Home Loan Bank Discount Note	4.800	07-03-23	220,000	220,000

	Yield (%)	Shares	Value
Short-term funds 3.3%			35,020,496
John Hancock Collateral Trust (F)	5.1773(G)	3,503,872	35,020,496

	Par value^	Value
Repurchase agreement 0.7%		7,200,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-23 at 5.060% to be repurchased at $2,401,012 on 7-3-23, collateralized by $2,668,300 U.S. Treasury Notes, 2.375% due 3-31-29 (valued at $2,448,072)	2,400,000	2,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $4,802,020 on 7-3-23, collateralized by $1,644,312 Federal Home Loan Mortgage Corp., 2.500% - 3.500% due 8-1-30 to 10-1-49 (valued at $1,519,108), $87,033 Federal National Mortgage Association, 4.000% - 5.500% due 11-1-33 to 12-1-42 (valued at $87,627) and $3,537,387 Government National Mortgage Association, 3.000% - 4.000% due 1-15-38 to 7-20-52 (valued at $3,289,266)	4,800,000	4,800,000

8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $919,422,954) 103.1%	$1,092,734,872
Other assets and liabilities, net (3.1%)	(33,126,088)
Total net assets 100.0%	$1,059,608,784

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-23. The value of securities on loan amounted to $35,603,205. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,459,563 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 6-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-23:
United States	55.4%
Canada	19.0%
United Kingdom	6.6%
Australia	3.7%
Japan	3.6%
France	2.7%
Norway	1.1%
Hong Kong	1.1%
Other countries	6.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$17,558,667	—	$17,558,667	—
Consumer discretionary	22,931,435	$9,710,874	13,220,561	—
Energy	311,198,995	251,352,381	59,846,614	—
Financials	3,577,090	3,577,090	—	—
Health care	4,603,488	4,603,488	—	—
Industrials	20,746,063	10,399,684	10,346,379	—
Information technology	13,249,173	11,653,074	1,596,099	—
Materials	211,435,235	198,461,092	12,974,143	—
Real estate	380,192,311	307,976,752	72,215,559	—
Utilities	63,978,875	39,187,214	24,791,661	—
Rights	213,534	—	213,534	—
Warrants	609,510	609,510	—	—
Short-term investments	42,440,496	35,020,496	7,420,000	—
Total investments in securities	$1,092,734,872	$872,551,655	$220,183,217	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,503,872	$49,272,079	$80,113,125	$(94,356,892)	$1,463	$(9,279)	$167,245	—	$35,020,496
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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